Consilidated Balance Sheet - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PIK Note Derivative Liability [Member]
Long-Term Liabilities
PIK Notes payable, net of $16,632,757 and $17,572,885 debt discount, respectively	$ 17,072,886	$ 13,024,439
Cash and cash equivalents	1,803,131	10,701,666
Accounts receivable	176,205	112,831
Deposits and prepaid expenses	322,922	289,644
Other current receivables	94,647	0
Total Current Assets	2,396,905	11,104,141
Property and Equipment, net	5,206,825	7,055,874
Deferred Financing Costs	21,250	28,750
Deposits	269,202	268,937
Assets Held for Sale	445,180	0
Total Other Assets	714,382	297,687
TOTAL ASSETS	8,318,112	18,457,702
Accounts payable and accrued liabilities (excluding accrued PIK Note interest)	742,745	2,608,364
Current portion of notes payable	210,429	246,894
Total Current Liabilities	1,833,581	2,855,258
Long-term portion of notes payable	33,688	59,145
PIK Notes payable, net of $16,632,757 and $17,572,885 debt discount, respectively	17,051,636
PIK Note derivative	5,138,857	10,035,625
Total Long-Term Liabilities	22,224,181	23,119,209
Total Liabilities	24,057,762	25,974,467
Commitments and Contingencies (Note 14)
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value, 200,000,000 shares authorized, 108,376,049 and 97,144,736 shares issued and outstanding at June 30, 2016 and December 31, 2015, respectively	97,145	95,055
Additional paid-in capital	66,106,631	64,526,469
Accumulated deficit prior to the exploration stage	(20,009,496)	(20,009,496)
Accumulated deficit during the exploration stage	(61,933,930)	(52,128,793)
Total Stockholders’ Deficit	(15,739,650)	(7,516,765)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 8,318,112	$ 18,457,702